Stock-Based Compensation Awards - Schedule of Stock Options (Details) - 2022 Omnibus Incentive Plan [Member] - USD ($)		3 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Schedule of Stock Options [Line Items]
Options, Ending Balance	13,114	13,114
Weighted-Average Exercise Price,Ending Balance (in Dollars per share)	$ 46	$ 46
Total Intrinsic Value, Ending Balance (in Dollars)
Weighted-Average Remaining Contractual Life (Years), Ending Balance	8 years 2 months 12 days	8 years
Options,Vested and exercisable		13,114
Weighted-Average Exercise Price,Vested and exercisable (in Dollars per share)		$ 46
Total Intrinsic Value, Vested and exercisable (in Dollars)
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		8 years
Options, Exercised
Options, Issued
Options, Forfeited / cancelled